Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Deferred Revenue

	2018	2019
Balance at December 31, 2017 and 2018	3,370	3,687
- Impact on initial application of IFRS 15	(1,093)	—

Balance at January 1, 2018 and 2019	2,277	3,687
Additions for the year
- government grants	972	1,017
- others	831	985

	1,803	2,002
Reductions for the year
- recognition of government grants in profit or loss and other reductions	(323)	(469)
- others	(70)	(369)

Balance at end of the year	3,687	4,851

Representing:
- current portion	78	—
- non-current portion	3,609	4,851

	3,687	4,851